Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table
The following
tables
and discussion summarize the relationship between NEO compensation actually paid (“Compensation Actually Paid”) and our financial performance results for our last three completed fiscal y ea
rs, calculated in the manner required by Item 402(v) of Regulation
S-K.
The tables and the associated narrative and graphical disclosure should be viewed together for a more complete presentation of such relationship over the time periods presented.
The calculations and analysis below do not necessarily reflect the Company’s approach to aligning executive compensation with performance. For information concerning the Company’s compensation philosophy and how the Company aligns executive compensation with financial performance, refer to the Compensation Discussion and Analysis on page 27 of this proxy statement.

							Value of Initial Fixed $100 Investment Based On:
Year (1)	Summary Compensation Table Total for Principal Executive Officer (PEO)	Compensation Actually Paid to PEO (2)(3)		Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs (2)(3)		Total Shareholder Return (7)	Peer Group Total Shareholder Return (7)	Net Income (in thousands)	Core Operating Earnings Per Share (8)

2022	$8,649,788	$6,276,760	(4)	$2,291,627	$1,608,823	(4)	$112.72	$104.46	$488,035	$3.62

2021	$7,026,315	$14,742,502	(5)	$2,374,789	$3,894,473	(5)	$130.41	$119.43	$366,288	$3.68

2020	$4,944,744	$4,451,284	(6)	$2,138,002	$1,942,653	(6)	$76.09	$72.36	$47,317	$2.97
(1) NEOs included in the above compensation columns reflect the following:

Year	PEO	Non-PEOs

2022	Ms. Palmer	Mr. Stein, Mr. Mas, Mr. Thompson, and Mr. Roth

2021	Ms. Palmer	Mr. Stein, Mr. Mas, Mr. Thompson, and Mr. Dan M. Chandler

2020	Ms. Palmer	Mr. Stein, Mr. Mas, Mr. Thompson, and Mr. Dan M. Chandler
(2) The dollar amounts reported represent the amount of “Compensation Actually Paid”, as computed
in accordance with SEC rules, but do not reflect the actual amount of compensation received by our PEO (CEO) or other NEOs during the applicable year. Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (a) for restricted share awards (excluding performance share awards), closing price on applicable year-end
date(s) or, in the case of vesting dates, the actual vesting price, (b) for performance share awards that are not market based, the same valuation methodology as restricted share awards above except year-end
values are multiplied times the probability of achievement as of each such date, and (c) for market-based performance share awards the fair value calculated by a Monte Carlo simulation model as of the applicable year-end
dates.
(3) For the portion of “Compensation Actually Paid” that is based on year-end
stock prices, the following prices were used: $62.50, $75.35, $45.59, and $63.09 for year-end
2022, 2021, 2020, and 2019, respectively.
(4) 2022 “Compensation Actually Paid” to Ms. Palmer and the average “Compensation
Actually
Paid” to
non-PEOs
reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO

Total Reported in 2022 Summary Compensation Table (SCT)	$8,649,788	$2,291,627

Less, value of Stock Awards reported in SCT	($5,184,152)	($1,212,490)

Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$4,567,311	$1,085,215

Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	($1,288,996)	($384,424)

Plus, FMV of Awards Granted this Year and that Vested this Year	$0	$0

Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	($467,191)	($171,104)

Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	$0	$0

Total Adjustments	($2,373,028)	($682,803)

Compensation Actually Paid for Fiscal Year 2022	$6,276,760	$1,608,823

(5) 2021 compensation “Actually Paid” to Ms. Palmer and the average Actually Paid to non-PEOs
reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO

Total Reported in 2021 Summary Compensation Table (SCT)	$7,026,315	$2,374,789

Less, value of Stock Awards reported in SCT	($3,950,257)	($1,420,337)

Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$7,830,287	$2,153,181

Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	$2,664,658	$790,463

Plus, FMV of Awards Granted this Year and that Vested this Year	$0	$0

Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	$1,171,500	$608,353

Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	$0	($611,977)

Total Adjustments	$7,716,187	$1,519,684

Compensation Actually Paid for Fiscal Year 2021	$14,742,502	$3,894,473
(6) 2020 compensation “Actually Paid” to Ms. Palmer and the average Actually Paid to non-PEOs
reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO

Total Reported in 2020 Summary Compensation Table (SCT)	$4,944,744	$2,138,002

Less, value of Stock Awards reported in SCT	($3,588,410)	($1,332,018)

Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$2,811,435	$1,043,604

Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	$56,637	($40,231)

Plus, FMV of Awards Granted this Year and that Vested this Year	$0	$0

Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	$226,878	$133,297

Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	$0	$0

Total Adjustments	($493,460)	($195,349)

Compensation Actually Paid for Fiscal Year 2020	$4,451,284	$1,942,653
(7) Regency and peer group TSR reflects the FTSE Nareit Shopping Center Index. Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2019.
(8) For 2022, Adjusted Core Operating Earnings Per Share
was utilized as the Company’s Selected Measure, to eliminate the impact of COVID related collections and prior period recoveries. This was further adjusted by the Compensation Committee, with management’s support, to exclude the impact of certain favorable, non-recuring, non-operating variances to the original 2022 plan. This modified the calculated payout for Adjusted Core Operating Earnings Per Share downward from 1.7 to 1.4. In 2020 and 2021,
 Core Operating Earnings per share was utilized. Core Operating Earnings per Share is a non-GAAP financial measure. See Appendix A for reconciliations of GAAP to non-GAAP financial measures.

Company Selected Measure Name	Core Operating Earnings Per Share
Named Executive Officers, Footnote [Text Block]

Year	PEO	Non-PEOs

2022	Ms. Palmer	Mr. Stein, Mr. Mas, Mr. Thompson, and Mr. Roth

2021	Ms. Palmer	Mr. Stein, Mr. Mas, Mr. Thompson, and Mr. Dan M. Chandler

2020	Ms. Palmer	Mr. Stein, Mr. Mas, Mr. Thompson, and Mr. Dan M. Chandler

Peer Group Issuers, Footnote [Text Block]	Regency and peer group TSR reflects the FTSE Nareit Shopping Center Index. Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2019.
PEO Total Compensation Amount	$ 8,649,788	$ 7,026,315	$ 4,944,744
PEO Actually Paid Compensation Amount	$ 6,276,760	14,742,502	4,451,284
Adjustment To PEO Compensation, Footnote [Text Block]	2022 “Compensation Actually Paid” to Ms. Palmer and the average “Compensation
Actually
Paid” to
non-PEOs
reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO

Total Reported in 2022 Summary Compensation Table (SCT)	$8,649,788	$2,291,627

Less, value of Stock Awards reported in SCT	($5,184,152)	($1,212,490)

Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$4,567,311	$1,085,215

Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	($1,288,996)	($384,424)

Plus, FMV of Awards Granted this Year and that Vested this Year	$0	$0

Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	($467,191)	($171,104)

Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	$0	$0

Total Adjustments	($2,373,028)	($682,803)

Compensation Actually Paid for Fiscal Year 2022	$6,276,760	$1,608,823

(5) 2021 compensation “Actually Paid” to Ms. Palmer and the average Actually Paid to non-PEOs
reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO

Total Reported in 2021 Summary Compensation Table (SCT)	$7,026,315	$2,374,789

Less, value of Stock Awards reported in SCT	($3,950,257)	($1,420,337)

Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$7,830,287	$2,153,181

Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	$2,664,658	$790,463

Plus, FMV of Awards Granted this Year and that Vested this Year	$0	$0

Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	$1,171,500	$608,353

Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	$0	($611,977)

Total Adjustments	$7,716,187	$1,519,684

Compensation Actually Paid for Fiscal Year 2021	$14,742,502	$3,894,473
(6) 2020 compensation “Actually Paid” to Ms. Palmer and the average Actually Paid to non-PEOs
reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO

Total Reported in 2020 Summary Compensation Table (SCT)	$4,944,744	$2,138,002

Less, value of Stock Awards reported in SCT	($3,588,410)	($1,332,018)

Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$2,811,435	$1,043,604

Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	$56,637	($40,231)

Plus, FMV of Awards Granted this Year and that Vested this Year	$0	$0

Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	$226,878	$133,297

Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	$0	$0

Total Adjustments	($493,460)	($195,349)

Compensation Actually Paid for Fiscal Year 2020	$4,451,284	$1,942,653

Non-PEO NEO Average Total Compensation Amount	$ 2,291,627	2,374,789	2,138,002
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,608,823	3,894,473	1,942,653
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	2022 “Compensation Actually Paid” to Ms. Palmer and the average “Compensation
Actually
Paid” to
non-PEOs
reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO

Total Reported in 2022 Summary Compensation Table (SCT)	$8,649,788	$2,291,627

Less, value of Stock Awards reported in SCT	($5,184,152)	($1,212,490)

Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$4,567,311	$1,085,215

Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	($1,288,996)	($384,424)

Plus, FMV of Awards Granted this Year and that Vested this Year	$0	$0

Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	($467,191)	($171,104)

Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	$0	$0

Total Adjustments	($2,373,028)	($682,803)

Compensation Actually Paid for Fiscal Year 2022	$6,276,760	$1,608,823

(5) 2021 compensation “Actually Paid” to Ms. Palmer and the average Actually Paid to non-PEOs
reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO

Total Reported in 2021 Summary Compensation Table (SCT)	$7,026,315	$2,374,789

Less, value of Stock Awards reported in SCT	($3,950,257)	($1,420,337)

Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$7,830,287	$2,153,181

Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	$2,664,658	$790,463

Plus, FMV of Awards Granted this Year and that Vested this Year	$0	$0

Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	$1,171,500	$608,353

Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	$0	($611,977)

Total Adjustments	$7,716,187	$1,519,684

Compensation Actually Paid for Fiscal Year 2021	$14,742,502	$3,894,473
(6) 2020 compensation “Actually Paid” to Ms. Palmer and the average Actually Paid to non-PEOs
reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO

Total Reported in 2020 Summary Compensation Table (SCT)	$4,944,744	$2,138,002

Less, value of Stock Awards reported in SCT	($3,588,410)	($1,332,018)

Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$2,811,435	$1,043,604

Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	$56,637	($40,231)

Plus, FMV of Awards Granted this Year and that Vested this Year	$0	$0

Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	$226,878	$133,297

Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	$0	$0

Total Adjustments	($493,460)	($195,349)

Compensation Actually Paid for Fiscal Year 2020	$4,451,284	$1,942,653

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
The following unranked list of performance measures reflects the
Company’s
most important performance measures used by our Company
to
link Compensation Actually Paid for fiscal 2022 to our performance. Each of these financial performance measures is further described and defined in the Compensation Discussion and Analysis section of this proxy statement.
Most Important Performance Measures for 2022

Core Operating Earnings Per Share (Company-Selected Measure)

Adjusted Same Property Net Operating Income Growth

Corporate Responsibility (ESG) Objectives

Relative Total Shareholder Return

Total Shareholder Return Amount	$ 112.72	130.41	76.09
Peer Group Total Shareholder Return Amount	104.46	119.43	72.36
Net Income (Loss)	$ 488,035,000	$ 366,288,000	$ 47,317,000
Company Selected Measure Amount	3.62	3.68	2.97
PEO Name	Ms. Palmer	Ms. Palmer	Ms. Palmer
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Core Operating Earnings Per Share (Company-Selected Measure)
Non-GAAP Measure Description [Text Block]	Core Operating Earnings per share was utilized. Core Operating Earnings per Share is a non-GAAP financial measure. See Appendix A for reconciliations of GAAP to non-GAAP financial measures.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Same Property Net Operating Income Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Corporate Responsibility (ESG) Objectives
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
PEO [Member] | Value Of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,184,152)	$ (3,950,257)	$ (3,588,410)
PEO [Member] | Year End Value Of Awards Granted In Fiscal Year That Are Unvested And Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,567,311	7,830,287	2,811,435
PEO [Member] | Change In Fair Value Of Prior Year Awards That Are Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,288,996)	2,664,658	56,637
PEO [Member] | FMV Of Awards Granted This Year And That Vested This Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change In Fair Value (From Prior Year End) Of Prior Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(467,191)	1,171,500	226,878
PEO [Member] | Prior Year Fair Value Of Prior Year Awards That Failed To Vest This Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Total Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,373,028)	7,716,187	(493,460)
Non-PEO NEO [Member] | Value Of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,212,490)	(1,420,337)	(1,332,018)
Non-PEO NEO [Member] | Year End Value Of Awards Granted In Fiscal Year That Are Unvested And Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,085,215	2,153,181	1,043,604
Non-PEO NEO [Member] | Change In Fair Value Of Prior Year Awards That Are Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(384,424)	790,463	(40,231)
Non-PEO NEO [Member] | FMV Of Awards Granted This Year And That Vested This Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change In Fair Value (From Prior Year End) Of Prior Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(171,104)	608,353	133,297
Non-PEO NEO [Member] | Prior Year Fair Value Of Prior Year Awards That Failed To Vest This Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(611,977)	0
Non-PEO NEO [Member] | Total Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (682,803)	$ 1,519,684	$ (195,349)